Intangible assets and goodwill - Summary of the Inputs to Determine Value in Use (Detail) - Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Moneda
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
USD/CLP average exchange rate	850
Discount rate	13.40%
VBI
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Discount rate	18.00%	11.80%
Tax rate	34.00%	34.00%
Igah
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Discount rate	17.60%	15.31%
Tax rate	34.00%	34.00%
Kamaroopin
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Tax rate	34.00%
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.)
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Tax rate	35.00%
Minimum | Moneda
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
USD/CLP average exchange rate		815
Discount rate		12.10%
Tax rate	27.00%	27.00%
Minimum | Kamaroopin
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Discount rate	15.90%
Minimum | Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.)
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Discount rate	16.20%
Maximum | Moneda
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
USD/CLP average exchange rate		830
Discount rate		13.70%
Tax rate	35.00%	35.00%
Maximum | Kamaroopin
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Discount rate	18.80%
Maximum | Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.)
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Discount rate	18.90%
Brazil | Blue Macaw
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
GDP Growth rate	0.00%
Brazil | Bari
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
GDP Growth rate	0.00%
Brazil | Move Capital S.A.
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
GDP Growth rate	0.00%
Brazil | VBI
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	5.00%
Brazil | Igah
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	5.00%
Brazil | Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.)
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	0.00%
Brazil | Minimum | Blue Macaw
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Consumer price index	2.00%
IPCA – Broad National Consumer Price Index	4.00%
Selic/Brazilian federal funds rate	8.75%
Brazil | Minimum | Bari
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Consumer price index	2.06%
IPCA – Broad National Consumer Price Index	3.50%
Selic/Brazilian federal funds rate	8.50%
Brazil | Minimum | Move Capital S.A.
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Consumer price index	2.55%
IPCA – Broad National Consumer Price Index	3.50%
Selic/Brazilian federal funds rate	9.39%
Brazil | Minimum | VBI
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate		3.30%
Brazil | Minimum | Igah
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate		1.90%
Brazil | Minimum | Kamaroopin
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	4.00%
Brazil | Maximum | Blue Macaw
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Consumer price index	4.52%
IPCA – Broad National Consumer Price Index	5.96%
Selic/Brazilian federal funds rate	12.75%
Brazil | Maximum | Bari
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Consumer price index	3.05%
IPCA – Broad National Consumer Price Index	4.92%
Selic/Brazilian federal funds rate	11.75%
Brazil | Maximum | Move Capital S.A.
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Consumer price index	3.65%
IPCA – Broad National Consumer Price Index	4.60%
Selic/Brazilian federal funds rate	11.86%
Brazil | Maximum | VBI
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate		8.10%
Brazil | Maximum | Igah
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate		8.10%
Brazil | Maximum | Kamaroopin
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	5.96%
Chile | Moneda
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	5.00%	3.00%
United States of America | Moneda
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	5.00%	2.00%
United States of America | Minimum | Kamaroopin
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	1.97%
United States of America | Minimum | Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.)
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	2.00%
United States of America | Maximum | Kamaroopin
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	3.84%
United States of America | Maximum | Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.)
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	2.90%
Colombia | Kamaroopin
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Annual inflation rate	0.00%
Colombia | Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.)
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
IPCA – Broad National Consumer Price Index	0.00%
Selic/Brazilian federal funds rate	0.00%
Colombia | Minimum | Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.)
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Consumer price index	2.50%
Annual inflation rate	2.50%
GDP Growth rate	1.00%
Colombia | Maximum | Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.)
Disclosure Of Detailed Information About Inputs To Determine Value In Use Explanatory [Line Items]
Consumer price index	6.30%
Annual inflation rate	6.30%
GDP Growth rate	4.90%